                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-4269

                                Van Kampen Trust
               (Exact name of registrant as specified in charter)

                   522 Fifth Avenue, New York, New York 10036
               (Address of principal executive offices) (Zip code)

                                 Ronald Robison
                   522 Fifth Avenue, New York, New York 10036
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000

Date of fiscal year end: 8/31

Date of reporting period: 11/30/07

Item 1.  Schedule of Investments.

The Fund's schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

VAN KAMPEN CORE PLUS FIXED INCOME FUND
PORTFOLIO OF INVESTMENTS - NOVEMBER 30, 2007 (UNAUDITED)

PAR
AMOUNT
(000)     DESCRIPTION                                     COUPON          MATURITY          VALUE
----------------------------------------------------------------------------------------------------
          MORTGAGE BACKED SECURITIES   31.4%
 $  2,350 Federal Home Loan Mortgage
             Corp., January .......................       5.000%               TBA     $  2,306,304
   21,523 Federal Home Loan Mortgage                                   04/01/37 to
             Corp .................................       5.500           11/01/37       21,528,704
      250 Federal Home Loan Mortgage
             Corp., January .......................       5.500                TBA          250,039
      114 Federal Home Loan Mortgage
             Corp. (a) ............................       5.621           04/01/37          115,267
      169 Federal Home Loan Mortgage
             Corp. (a) ............................       5.722           01/01/37          171,548
      122 Federal Home Loan Mortgage
             Corp. (a) ............................       5.850           10/01/36          123,901
      118 Federal Home Loan Mortgage
             Corp. (a) ............................       5.869           04/01/37          119,374
       71 Federal Home Loan Mortgage
             Corp. (a) ............................       5.965           01/01/37           72,397
    4,750 Federal Home Loan Mortgage                                   05/01/37 to
             Corp .................................       6.000           08/01/37        4,823,497
    9,150 Federal Home Loan Mortgage
             Corp., January .......................       6.000                TBA        9,288,677
    3,550 Federal National Mortgage
             Association, January .................       4.500                TBA        3,495,642
      400 Federal National Mortgage
             Association ..........................       5.000           06/01/37          392,067
   11,600 Federal National Mortgage
             Association, December ................       5.000                TBA       11,434,624
    1,200 Federal National Mortgage
             Association, January .................       5.000                TBA        1,176,187
      925 Federal National Mortgage                                    02/01/37 to
             Association ..........................       5.500           06/01/37          926,689
      250 Federal National Mortgage
             Association, January .................       5.500                TBA          250,430
      109 Federal National Mortgage
             Association (a) ......................       5.987           04/01/37          111,597
    4,450 Federal National Mortgage
             Association, January .................       6.500                TBA        4,575,850
      294 Federal National Mortgage
             Association (a) ......................       6.948           10/01/35          301,634
    1,100 Federal National Mortgage
             Association, December ................       7.000                TBA        1,141,938
                                                                                      -------------

            TOTAL MORTGAGE BACKED SECURITIES .....................................       62,606,366
                                                                                      -------------

          COLLATERALIZED MORTGAGE OBLIGATIONS   15.3%
      148 Alliance Bancorp Trust (a) ..............       5.029           07/25/37          144,928
      160 American Home Mortgage
             Assets (a) ...........................       4.914           03/25/47          155,047
      241 American Home Mortgage
             Assets (a) ...........................       4.979           06/25/47          228,228
      140 American Home Mortgage
             Assets (a) ...........................       5.043           10/25/46          128,493
      120 American Home Mortgage
             Assets (a) ...........................       5.089           06/25/47          106,921
       83 American Home Mortgage
             Assets (a) ...........................       5.093           10/25/46           73,989
      434 American Home Mortgage                                       12/25/46 to
             Investment Trust (a) .................       4.979           05/25/47          419,119
      195 American Home Mortgage
             Investment Trust (a) .................       5.089           09/25/45          190,794
      775 Banc of America Commercial
             Mortgage, Inc. .......................       5.414           09/10/47          774,906
      850 Banc of America Commercial
             Mortgage, Inc. (b) ...................       5.659           06/10/49          862,610
      950 Banc of America Commercial
             Mortgage, Inc. (b) ...................       5.745           02/10/51          967,565
       25 Banc of America Commercial
             Mortgage, Inc. (b) ...................       5.867           04/10/49           25,467
      750 Bear Stearns Commercial
             Mortgage Securities (b) ..............       5.694           06/11/50          760,082
      100 Bear Stearns Commercial
             Mortgage Securities (b) ..............       5.902           06/11/40          102,146
      194 Bear Stearns Mortgage Funding
             Trust (a) ............................       4.929           03/25/37          187,590
      194 Bear Stearns Mortgage Funding
             Trust (a) ............................       4.949           12/25/36          187,688
      401 Bear Stearns Mortgage Funding                                09/25/36 to
             Trust (a) ............................       4.989           03/25/37          381,560
      620 Bear Stearns Mortgage Funding                                12/25/36 to
             Trust (a) ............................       4.999           12/25/46          591,492
   12,233 Bear Stearns Structured                                      06/26/36 to
             Products, Inc. (c)(e) ................         *             04/25/37          288,259
      775 Citigroup Commercial Mortgage
             Trust ................................       5.431           10/15/49          774,631
      800 Citigroup Commercial Mortgage
             Trust (b) ............................       5.889           12/10/49          816,600
      775 Citigroup/Deutsche Bank
             Commercial Mortgage Trust (b) ........       5.886           11/15/44          796,499
      775 Commercial Mortgage
             Pass-Through Certificates (b) ........       6.010           12/10/49          797,329
    1,457 Countrywide Alternative Loan
             Trust (e) ............................         *             12/20/46           70,022
    3,046 Countrywide Alternative Loan                                 02/25/47 to
             Trust (c) ............................         *             05/25/47          105,021
    1,755 Countrywide Alternative Loan
             Trust (b)(e) .........................       2.000           04/25/47           70,211
      496 Countrywide Alternative Loan                                 03/20/46 to
             Trust (a) ............................       4.950           09/20/46          482,584
      243 Countrywide Alternative Loan
             Trust (a) ............................       4.959           05/25/47          234,307
      186 Countrywide Alternative Loan
             Trust (a) ............................       4.979           08/25/46          180,640
      180 Countrywide Alternative Loan
             Trust (a) ............................       4.999           02/25/47          170,362

      349 Countrywide Alternative Loan                                 08/25/46 to
             Trust (a) ............................       5.019           06/25/47          330,727
    1,469 Countrywide Alternative Loan
                       Trust (a) ..................       5.039           10/25/46        1,303,165
      103 Countrywide Alternative Loan
             Trust (a) ............................       5.040           12/20/46           93,121
      141 Countrywide Alternative Loan
             Trust (a) ............................       5.050           03/20/46          134,138
      203 Countrywide Alternative Loan
             Trust (a) ............................       5.079           06/25/47          194,881
      435 Countrywide Alternative Loan
             Trust (a) ............................       5.089           05/25/47          387,997
      595 Countrywide Alternative Loan
             Trust (a) ............................       5.100           03/20/46          538,281
      174 Countrywide Alternative Loan
             Trust (a) ............................       4.929           04/25/47          168,343
      150 Credit Suisse Mortgage Capital
             Certificates (b) .....................       5.913           06/15/39          153,118
      166 Deutsche Alternative-A Securities,
             Inc. Alternate Loan Trust (a) ........       4.939           02/25/47          160,516
       94 Deutsche Alternative-A Securities,
             Inc. Alternate Loan Trust (a) ........       5.693           02/25/47           89,790
       41 Deutsche Alternative-A Securities,
             Inc. NIM Trust (Cayman Islands) (c) ..       6.750           02/25/47           39,900
      162 DSLA Mortgage Loan Trust (a) ............       4.826           04/19/38          155,996
                                                                        1/19/37 to
      903 DSLA Mortgage Loan Trust (a) ............       4.866           04/19/38          862,480
    2,870 Federal National Mortgage
             Association (REMIC) (e) ..............         *             03/25/36           67,358
      269 Greenpoint Mortgage Funding
             Trust (a) ............................       4.959           04/25/47          259,979
      198 Greenpoint Mortgage Funding
             Trust (a) ............................       4.989           03/25/47          192,099
      178 Greenpoint Mortgage Funding
             Trust (a) ............................       5.079           02/25/36          173,606
      150 Greenwich Capital Commercial
             Funding Corp. ........................       5.444           03/10/39          149,730
      108 GS Mortgage Securities Corp. (c) ........       6.250           01/25/37          107,716
      950 GS Mortgage Securities Corp.
             II (b) ...............................       5.993           08/10/45          975,427
      250 Harborview Mortgage Loan
             Trust (a) ............................       4.876           01/19/38          241,329
      395 Harborview Mortgage Loan                                     10/19/37 to
             Trust (a) ............................       4.886           03/19/38          378,856
      151 Harborview Mortgage Loan
             Trust (a) ............................       4.919           04/19/38          146,255
      189 Harborview Mortgage Loan
             Trust (a) ............................       4.926           11/19/36          178,324
      132 Harborview Mortgage Loan
             Trust (a) ............................       4.969           04/19/38          124,899
      108 Harborview Mortgage Loan
             Trust (a) ............................       5.190           06/20/35          106,212
                                                                       03/19/37 to
      125 Harborview NIM Corp. (c) ................       6.409           03/19/38          124,818
      150 JP Morgan Chase Commercial
             Mortgage Securities Corp. ............       5.440           06/12/47          149,439
      950 JP Morgan Chase Commercial
             Mortgage Securities Corp. (b) ........       5.937           02/12/49          969,962

      950 JP Morgan Chase Commercial
             Mortgage Securities Corp. (b) ........       6.007           06/15/49          975,878
      150 LB Commercial Conduit Mortgage
             Trust (b) ............................       6.134           07/15/44          155,734
      800 LB-UBS Commercial Mortgage
             Trust ................................       5.156           02/15/31          788,756
       75 LB-UBS Commercial Mortgage
             Trust ................................       5.430           02/15/40           74,754
      800 LB-UBS Commercial Mortgage
             Trust (b) ............................       5.858           07/15/40          821,319
      950 LB-UBS Commercial Mortgage
             Trust (b) ............................       5.866           09/15/45          974,641
      189 Luminent Mortgage Trust (a) .............       4.989           10/25/46          182,702
      172 Luminent Mortgage Trust (a) .............       5.009           12/25/36          162,734
      124 Luminent Mortgage Trust (a) .............       5.069           02/25/46          118,147
       79 Mastr Adjustable Rate Mortgages
             Trust (a) ............................       4.899           05/25/47           78,639
                                                                       03/25/47 to
    3,534 Residential Accredit Loans, Inc. (c) ....         *             05/25/47          138,022
      241 Residential Accredit Loans, Inc. (a) ....       4.929           03/25/37          231,236
                                                                       01/25/37 to
      665 Residential Accredit Loans, Inc. (a) ....       4.989           05/25/47          641,585
      183 Structured Adjustable Rate
             Mortgage Loan Trust (a) ..............       5.099           07/25/35          177,151
      242 Structured Asset Mortgage
             Investments, Inc. (a) ................       4.969           09/25/47          231,381
      194 Structured Asset Mortgage
             Investments, Inc. (a) ................       4.979           02/25/37          182,872
      387 Structured Asset Mortgage                                    10/25/36 to
             Investments, Inc. (a) ................       4.989           01/25/37          369,979
       84 Structured Asset Mortgage
             Investments, Inc. (a) ................       5.069           07/25/36           77,249
      100 Wachovia Bank Commercial
             Mortgage Trust .......................       5.342           12/15/43           98,924
      750 Wachovia Bank Commercial
             Mortgage Trust .......................       5.678           05/15/46          759,175
      750 Wachovia Bank Commercial
             Mortgage Trust (b) ...................       5.929           06/15/49          764,384
      150 Wachovia Bank Commercial
             Mortgage Trust (b) ...................       6.100           02/15/51          155,493
       96 Washington Mutual Alternative
             Mortgage Pass-Through
             Certificates (a) .....................       5.069           07/25/46           86,648
      704 Washington Mutual Alternative
             Mortgage Pass-Through
             Certificates (a) .....................       5.079           11/25/46          680,991
   16,515 Washington Mutual Mortgage                                   01/25/45 to
             Pass-Through Certificates (e) ........         *             03/25/47          183,302
      156 Washington Mutual Mortgage
             Pass-Through Certificates (a) ........       4.969           01/25/47          150,877
      225 Washington Mutual Mortgage
             Pass-Through Certificates (a) ........       5.139           06/25/46          206,432
      895 Washington Mutual Mortgage
             Pass-Through Certificates (a) ........       5.863           08/25/46          878,583
      132 World Financial Properties (c) ..........       6.910           09/01/13          134,219
                                                                                       ------------

          TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS 15.3% ........................       30,515,359
                                                                                       ------------

          UNITED STATES GOVERNMENT OBLIGATIONS   4.5%
    6,000 United States Treasury Bond .............       4.500           02/15/36        6,085,314
    1,200 United States Treasury Bond .............       5.375           02/15/31        1,364,438
      700 United States Treasury Bond .............       6.125           08/15/29          863,899
      450 United States Treasury Note .............       2.625           05/15/08          448,805
      250 United States Treasury Note .............       6.000           08/15/09          262,090
                                                                                       ------------

          TOTAL UNITED STATES GOVERNMENT OBLIGATIONS   4.5% ......................        9,024,546
                                                                                       ------------

          CORPORATE BONDS   4.4%
          AUTOMOTIVE   0.0%
       40 ArvinMeritor, Inc. ......................       8.750           03/01/12           38,000

       30 DaimlerChrysler NA LLC ..................       8.500           01/18/31           38,479
                                                                                       ------------
                                                                                             76,479
                                                                                       ------------
          BANKING 0.8%
      590 Bank of America Corp. ...................       5.750           12/01/17          591,098
      205 Citigroup, Inc. .........................       5.875           05/29/37          191,446
       50 MBNA Corp. (a) ..........................       5.307           05/05/08           50,084
       55 Nationwide Building Society
             (United Kingdom) (c) .................       4.250           02/01/10           54,993
      600 Unicredito Luxembourg Finance,
             SA (Luxembourg) (a)(c) ...............       5.142           10/24/08          598,629
      160 Wachovia Capital Trust III (b)  .........       5.800           08/29/49          154,037
                                                                                       ------------
                                                                                          1,640,287
                                                                                       ------------
          BROKERAGE 0.5%
      200 Bear Stearns Co., Inc. ..................       5.550           01/22/17          181,955
      480 Goldman Sachs Group, Inc. (d) ...........       6.750           10/01/37          472,975
      395 Lehman Brothers Holdings, Inc. ..........       6.875           07/17/37          384,917
                                                                                       ------------
                                                                                          1,039,847
                                                                                       ------------
          DIVERSIFIED MANUFACTURING   0.6%
       70 Brookfield Asset Management,
             Inc. (Canada) ........................       5.800           04/25/17           72,595
    1,010 General Electric Co. (d) ................       5.250           12/06/17        1,002,628
                                                                                       ------------
                                                                                          1,075,223
                                                                                       ------------
          ELECTRIC 0.2%
       10 Appalachian Power Co. ...................       5.650           08/15/12           10,209
       40 Arizona Public Service Co. ..............       5.800           06/30/14           40,668
       50 Consumers Energy Co. ....................       4.400           08/15/09           49,608
       35 Detroit Edison Co. ......................       6.125           10/01/10           36,452
       20 Entergy Gulf States, Inc. (a) ...........       5.980           12/01/09           19,853
       50 Entergy Gulf States, Inc. (a)(c) ........       6.473           12/08/08           50,139
       75 NiSource Finance Corp. ..................       7.875           11/15/10           81,661
       25 Ohio Edison Co. .........................       6.400           07/15/16           25,930
       55 Ohio Power Co., Ser K ...................       6.000           06/01/16           56,310
       45 Union Electric Co. ......................       6.400           06/15/17           47,824
                                                                                       ------------
                                                                                            418,654
                                                                                       ------------
          FOOD/BEVERAGE   0.3%
       40 ConAgra Foods, Inc. .....................       7.000           10/01/28           42,951
      165 ConAgra Foods, Inc. .....................       8.250           09/15/30          197,155
       40 FBG Finance, Ltd. (Australia) (c) .......       5.125           06/15/15           39,102
      265 Miller Brewing Co. (c) ..................       4.250           08/15/08          263,351
       30 Pilgrim's Pride Corp. ...................       7.625           05/01/15           29,550
       50 YUM! Brands, Inc. .......................       8.875           04/15/11           55,308
                                                                                       ------------
                                                                                            627,417
                                                                                       ------------

          LIFE INSURANCE   0.0%
       25 Platinum Underwriters Finance,
             Inc ..................................       7.500           06/01/17           27,635
       45 Prudential Financial, Inc. ..............       6.625           12/01/37           44,767
                                                                                       ------------
                                                                                             72,402
                                                                                       ------------
          MEDIA-CABLE   0.1%
       30 Comcast Cable Communications,
             Inc ..................................       7.125           06/15/13           32,189
       20 Comcast Corp. ...........................       6.500           01/15/15           20,967
       25 Echostar DBS Corp. ......................       6.625           10/01/14           25,375
       75 Time Warner, Inc. (a) ...................       5.109           11/13/09           74,434
                                                                                       ------------
                                                                                            152,965
                                                                                       ------------
          MEDIA-NONCABLE   0.2%
       40 Interpublic Group of Cos., Inc. .........       6.250           11/15/14           35,400
      275 Viacom, Inc. ............................       6.875           04/30/36          273,344
                                                                                       ------------
                                                                                            308,744
                                                                                       ------------
          NONCAPTIVE-CONSUMER FINANCE   0.1%
       35 American General Finance Corp. ..........       4.625           05/15/09           34,972
       15 Household Finance Corp. .................       6.375           10/15/11           15,425
      115 Household Finance Corp. .................       8.000           07/15/10          123,501
       40 SLM Corp. ...............................       4.000           01/15/10           37,688
                                                                                       ------------
                                                                                            211,586
                                                                                       ------------

          NONCAPTIVE-DIVERSIFIED FINANCE   0.0%
       40 Capmark Financial Group, Inc. (c) .......       5.875           05/10/12           31,035
       20 Capmark Financial Group, Inc. (c) .......       6.300           05/10/17           13,806
                                                                                       ------------
                                                                                             44,841
                                                                                       ------------
          PHARMACEUTICALS   0.0%
       55 Hospira, Inc. (a) .......................       5.678           03/30/10           54,611
                                                                                       ------------

          PIPELINES   0.1%
       15 CenterPoint Energy Resources
             Corp .................................       6.250           02/01/37           14,639
       10 CenterPoint Energy Resources
             Corp .................................       7.875           04/01/13           11,110
       55 Kinder Morgan Finance Corp.
          (Canada) ...............................        5.700           01/05/16           49,449
       45 Plains All American Pipeline ............       6.700           05/15/36           47,768
       25 Texas Eastern Transmission
             Corp .................................       7.000           07/15/32           28,244
                                                                                       ------------
                                                                                            151,210
                                                                                       ------------
          PROPERTY & CASUALTY INSURANCE   0.4%
      730 AIG SunAmerica Global Financing
             VI (c) ...............................       6.300           05/10/11          763,195
      100 Farmers Exchange Capital (c) ............       7.050           07/15/28          102,618
                                                                                       ------------
                                                                                            865,813
                                                                                       ------------
          RAILROADS   0.0%
       60 Union Pacific Corp. .....................       5.450           01/31/13           60,927
                                                                                       ------------

          RETAILERS   0.1%
       55 CVS Caremark Corp. ......................       5.750           06/01/17           55,419
       44 CVS Lease Pass Through
             Trust (c) ............................       6.036           12/10/28           45,149
       70 Home Depot, Inc. (a) ....................       5.819           12/16/09           68,892
                                                                                       ------------
                                                                                            169,460
                                                                                       ------------

          SUPERMARKETS   0.1%
       55 Delhaize America, Inc. ..................       9.000           04/15/31           65,619
       15 Kroger Co. ..............................       6.400           08/15/17           15,858
                                                                                       ------------
                                                                                             81,477
                                                                                       ------------
          TECHNOLOGY   0.1%
      265 Fiserv, Inc. ............................       6.800           11/20/17          269,489
                                                                                       ------------

          WIRELINE 0.8%
      530 AT&T Corp. ..............................       8.000           11/15/31          653,330
      285 France Telecom SA (France) ..............       8.500           03/01/31          378,784
      155 Sprint Capital Corp. ....................       8.750           03/15/32          170,016
       65 Telecom Italia Capital
             (Luxembourg) .........................       4.875           10/01/10           65,091
      225 Telefonica Europe BV
             (Netherlands) ........................       8.250           09/15/30          278,192
                                                                                       ------------
                                                                                          1,545,413
                                                                                       ------------
          TOTAL CORPORATE BONDS   4.4% ...........................................        8,866,845
                                                                                       ------------
          ASSET BACKED SECURITIES   2.2%
      125 American Express Credit Account
             Master Trust (a) .....................       4.652           10/15/12          124,263
      150 Capital Auto Receivables Asset
             Trust (a) ............................       4.662           11/15/11          148,767
      475 Capital Auto Receivables Asset                               07/15/10 to
             Trust (a) ............................       4.712           05/15/11          471,755
      120 Carrington Mortgage Loan
             Trust (a) ............................       4.909           02/25/37          116,839
      250 Citibank Credit Card Issuance
             Trust (a) ............................       5.045           02/07/10          249,936
      150 Citibank Credit Card Issuance
             Trust (a) ............................       5.200           03/22/12          149,235
      150 Citibank Credit Card Issuance
             Trust ................................       5.650           09/20/19          155,486
      137 Citigroup Mortgage Loan Trust,
             Inc. (a) .............................       4.859           01/25/37          131,242
       20 Countrywide Certificates (a) ............       4.989           07/25/34           19,510
      157 Credit Based Asset Servicing and
             Securitization LLC (a) ...............       4.879           01/25/37          153,566
      147 First Franklin Mortgage Loan
             Certificates (a) .....................       4.839           03/25/37          143,715
      350 Ford Credit Auto Owner Trust (a) ........       4.662           04/15/10          348,903
      142 GSAMP Trust (a) .........................       4.859           01/25/37          138,604
      159 GSAMP Trust (a) .........................       4.909           03/25/47          155,194
       95 Indymac Residential Asset
             Backed Trust (a) .....................       4.919           04/25/37           93,290
      102 Lehman XS Trust (a) .....................       5.089           02/25/46           99,227
       48 Long Beach Mortgage Loan
             Trust (a) ............................       4.879           01/25/46           47,278
      111 Nationstar Home Equity Loan
             Trust (a) ............................       5.489           09/25/36          109,506
      109 Novastar Home Equity Loan (a) ...........       4.859           11/25/36          108,343
      132 Residential Asset Mortgage
             Products, Inc. (a) ...................       4.859           02/25/37          129,239
       53 Residential Asset Mortgage
             Products, Inc. (a) ...................       5.049           03/25/32           52,387
      107 Residential Asset Securities
             Corp. (a) ............................       4.899           04/25/37          104,154

      126 Securitized Asset Backed
             Receivables LLC (a) ..................       4.899           02/25/37          122,313
      134 Securitized Asset Backed
             Receivables LLC (a) ..................       4.919           05/25/37          130,019
      171 SLM Student Loan Trust (a) ..............       5.074           10/27/14          170,895
      123 Soundview Home Equity Loan
             Trust (a) ............................       4.869           06/25/37          118,725
      130 Soundview Home Equity Loan
             Trust (a) ............................       4.899           02/25/37          106,293
      252 Structured Asset Securities
             Corp. (a) ............................       4.879           06/25/37          244,432
      127 Structured Asset Securities
             Corp. (a)(c) .........................       4.909           01/25/37          122,164
      102 Terwin Mortgage Trust (a)(c) ............       4.899           04/25/37          101,071
                                                                                       ------------

          TOTAL ASSET BACKED SECURITIES   2.2% ...................................        4,366,351
                                                                                       ------------


          FOREIGN GOVERNMENT OBLIGATIONS   0.1%
ARS    42 Argentina International
             Government Bond (Argentina) ..........       8.280           12/31/33           40,436
MXN   700 Mexico United Mexican States
             (Mexico) .............................       9.500           12/18/14           69,695
                                                                                       ------------

          TOTAL FOREIGN GOVERNMENT OBLIGATIONS   0.1% ............................          110,131
                                                                                       ------------

          TOTAL LONG-TERM INVESTMENTS   57.9%
            (Cost $114,703,682) ..................................................      115,489,598
                                                                                       ------------


DESCRIPTION                           CONTRACTS    EXPIRATION DATE     EXERCISE PRICE       VALUE
----------------------------------------------------------------------------------------------------
PURCHASED OPTIONS  0.0%
90-day EuroDollar Futures Put,            102        03/14/08              94.750      $      1,913
     March, 2008
90-day EuroDollar Futures Put,             17        03/14/08              94.500               106
     March, 2008                                                                       ------------
  TOTAL PURCHASED OPTIONS   0.0%
    (Cost $26,452)...............................................................             2,019
                                                                                       ------------

SHORT-TERM INVESTMENTS  59.9%
REPURCHASE AGREEMENTS   1.5%
Banc of America Securities ($846,364 par collateralized by U.S. Government obligations in a pooled cash account, interest rate of 4.62%, dated 11/30/07,
   to be sold on 12/03/07 at $846,690)  .........................................           846,364
Citigroup Global Markets, Inc. ($752,324 par collateralized by U.S.
   Government obligations in a pooled cash account, interest rate of 4.54%,
   dated 11/30/07, to be sold on 12/03/07 at $752,608)  .........................           752,324
State Street Bank & Trust Co. ($1,282,312 par collateralized by U.S.
   Government obligations in a pooled cash account, interest rate of 4.23%,
   dated 11/30/07, to be sold on 12/03/07 at $1,282,764)  .......................         1,282,312
                                                                                       ------------

  TOTAL REPURCHASE AGREEMENTS  ..................................................         2,881,000
                                                                                       ------------

COMMERCIAL PAPER   28.1%
Bank of America Corp. ($1,800,000 par, yielding 4.968%, 01/25/08 maturity)                1,786,442
Bank of Nova Scotia ($5,700,000 par, yielding 4.981%, 01/29/08 maturity)                  5,653,852
CBA Finance, Inc. ($5,700,000 par, yielding 5.339%, 01/07/08 maturity)                    5,672,290
Chevron Funding Corp. ($5,700,000 par, yielding 5.500%, 12/04/07 maturity)                5,697,896
Deutsche Bank Financial LLC ($1,500,000 par, yielding 4.550%, 12/03/07
   maturity)   ...................................................................        1,499,621
Dexia Delaware LLC ($800,000 par, yielding 5.338%, 01/15/08 maturity)                       794,965
Goldman Sachs Group, Inc. ($5,700,000 par, yielding 5.004%, 01/28/08
   maturity)   ...................................................................        5,656,379
HBOS Treasury Services PLC ($1,000,000 par, yielding 5.500%, 12/13/07
   maturity)   ...................................................................          998,153
ING Funding LLC ($4,000,000 par, yielding 5.234%, 12/04/07 maturity)                      3,998,537
Lloyd Bank PLC ($4,000,000 par, yielding 5.473%, 12/04/07 maturity)                       3,998,470
Rabobank USA Financial Corp. ($5,700,000 par, yielding 5.500%, 12/14/07
   maturity)   ...................................................................        5,690,676
Svenska Handelsbanken ($1,000,000 par, yielding 5.292%, 01/28/08
   maturity)   ...................................................................          992,299
UBS Finance LLC ($5,700,000 par, yielding 4.987%, 01/14/08 maturity)                      5,667,326
Wells Fargo & Co. ($7,900,000 par, yielding 5.585%, 12/05/07 maturity)                    7,896,050
                                                                                      -------------

TOTAL COMMERCIAL PAPER ...........................................................       56,002,956
                                                                                       ------------

UNITED STATES GOVERNMENT AGENCY OBLIGATIONS   27.4%
Fannie Mae Discount Notes ($9,500,000 par, yielding 4.442%, 12/10/07
   maturity)   ...................................................................        9,492,438
Fannie Mae Discount Notes ($9,400,000 par, yielding 4.404%, 12/21/07
   maturity)   ...................................................................        9,380,749
Federal Home Loan Bank Discount Notes ($7,500,000 par, yielding 4.466%,
   12/05/07 maturity)   ..........................................................        7,498,290
Federal Home Loan Bank Discount Notes ($9,400,000 par, yielding 4.364%,
   12/12/07 maturity)   ..........................................................        9,390,375
Federal Home Loan Bank Discount Notes ($9,400,000 par, yielding 4.465%,
   01/18/08 maturity)   ..........................................................        9,349,249
Freddie Mac Discount Notes ($9,400,000 par, yielding 4.344%, 12/12/07
   maturity)   ...................................................................        9,390,374
United States Treasury Bill ($145,000 par, yielding 4.817%, 01/10/08
   maturity)  (f) ................................................................          144,254
                                                                                      -------------

TOTAL UNITED STATES GOVERNMENT AGENCY OBLIGATIONS  ...............................       54,645,729
                                                                                      -------------

CERTIFICATES OF DEPOSIT   2.9%
BNP Paribas, Inc. ($4,000,000 par, yielding 5.077%, 01/28/08 maturity)                    4,000,000
Lloyd Bank PLC ($800,000 par, yielding 4.500%, 01/15/08 maturity)                           800,020
Royal Bank of Scotland Group PLC ($1,000,000 par, yielding 4.860%,
   01/25/08 maturity)   ..........................................................        1,000,379
                                                                                       ------------

TOTAL CERTIFICATES OF DEPOSIT  ...................................................        5,800,399
                                                                                       ------------

TOTAL SHORT-TERM INVESTMENTS   59.9%
  (Cost $119,312,630).............................................................      119,330,084

TOTAL INVESTMENTS  117.8%
  (Cost $234,042,764).............................................................      234,821,701

FOREIGN CURRENCY  0.0%
  (Cost $664).....................................................................              655

LIABILITIES IN EXCESS OF OTHER ASSETS  (17.8%)....................................      (35,475,945)
                                                                                      -------------

NET ASSETS 100.0%.................................................................     $199,346,411
                                                                                      -------------

Percentages are calculated as a percentage of net assets.
 *   Zero coupon bond
(a)  Floating Rate Coupon
(b)  Variable Rate Coupon
(c) 144A-Private Placement security which is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. This security may only be resold in transactions exempt from registration which are normally those transactions with qualified institutional buyers.
(d)  Security purchased on a when-issued or delayed delivery basis.
(e)  IO - Interest Only
(f) All or a portion of this security has been physically segregated in connection with open futures contracts.

REMIC - Real Estate Mortgage Investment Conduits
TBA - To be announced, maturity date has not yet been established. Upon settlement and delivery of the mortgage pools, maturity dates will be assigned.

Currency Abbreviations:
ARS - Argentine peso
MXN - Mexican peso

FUTURES CONTRACTS OUTSTANDING AS OF NOVEMBER 30, 2007:

                                                                                         UNREALIZED
                                                                                       APPRECIATION/
                                                                     CONTRACTS          DEPRECIATION
LONG CONTRACTS:
EuroDollar Futures, March 2009 (Current Notional Value of
   $241,350 per contract) .....................................           7              $   32,110
EuroDollar Futures, December 2008 (Current Notional
   Value of $241,413 per contract) ............................           6                  27,209
EuroDollar Futures, June 2008 (Current Notional Value of
   $240,675 per contract) .....................................           5                  18,817
EuroDollar Futures, March 2008 (Current Notional Value of
   $239,575 per contract) .....................................           3                   8,253
EuroDollar Futures, September 2008 (Current Notional
   Value of $241,238 per contract) ............................           6                  25,838
EuroDollar Futures, June 2009 (Current Notional Value of
   $241,075 per contract) .....................................           7                  14,648
EuroDollar Futures, December 2007 (Current Notional
   Value of $237,888 per contract) ............................          10                  12,173
U.S. Treasury Notes 2-Year Future, March 2008 (Current
    Notional Value of $210,109 per contract) ..................         265                  14,691
U.S. Treasury Notes 5-Year Future, March 2008 (Current
     Notional Value of $110,109 per contract) .................         264                 164,262

SHORT CONTRACTS:
EuroDollar Futures, December 2010 (Current Notional
   Value of $239,200 per contract) ............................           1                  (1,594)
EuroDollar Futures, September 2010 (Current Notional
   Value of $239,475 per contract) ............................           2                  (3,380)
EuroDollar Futures, March 2010 (Current Notional Value of
   $240,050 per contract) .....................................           2                  (3,856)
EuroDollar Futures, December 2009 (Current Notional
   Value of $240,375 per contract) ............................           2                  (4,162)
EuroDollar Futures, September 2009 (Current Notional
   Value of $240,738 per contract) ............................           2                  (4,409)
EuroDollar Futures, June 2010 (Current Notional Value of
   $239,738 per contract) .....................................           2                  (3,581)
U.S. Treasury Notes 10-Year Futures, March 2008 (Current
   Notional Value of $113,203 per contract) ...................          77                 (51,954)
U.S. Treasury Bond Futures, March 2008 (Current Notional
   Value of $117,188 per contract) ............................         232                (168,469)
                                                                  ---------              ----------
                                                                        893              $   76,596
                                                                  =========              ==========

SWAP AGREEMENTS OUTSTANDING AS OF NOVEMBER 30, 2007:
CREDIT DEFAULT SWAPS

                                                                             PAY/                       NOTIONAL
                                                              BUY/SELL      RECEIVE      EXPIRATION       AMOUNT
COUNTERPARTY                  REFERENCE ENTITY              PROTECTION       RATE          DATE           (000)        VALUE
Goldman Sachs Capital
   Markets, L.P.              Dell, Inc.                        Buy          0.22%       03/20/12         $ 65        $  141
Goldman Sachs  Capital
   Markets, L.P.              Motorola, Inc.                    Buy          0.39        03/20/12          125           413
Goldman Sachs Capital
   Markets, L.P.              The Chubb Corp.                   Buy          0.11        03/20/12          125           933
Goldman Sachs Capital
   Markets, L.P.              The Gap, Inc.                     Buy          1.08        03/20/12          125          (970)
Goldman Sachs Capital
   Markets, L.P.              The Hartford                      Buy          0.11        03/20/17          125         1,348
                                Financial Services Group, Inc.
Goldman Sachs Capital
    Markets, L.P              Tyco International, Ltd.          Buy          0.44        03/20/12          225          (458)
Goldman Sachs Capital
    Markets, L.P              Union Pacific Corp.               Buy          0.26        03/20/12           65            34
                                                                                                                  ----------
TOTAL CREDIT DEFAULT SWAPS                                                                                           $ 1,441
                                                                                                                  ==========

INTEREST RATE SWAPS
                                                            PAY/
                                                           RECEIVE                                       NOTIONAL
                                                          FLOATING          FIXED       EXPIRATION        AMOUNT
COUNTERPARTY                  FLOATING RATE INDEX           RATE             RATE          DATE           (000)          VALUE
Citibank, N.A.                USD-LIBOR BBA                  Pay           5.333%        05/22/17           $750        $43,562
Citibank, N.A.                USD-LIBOR BBA                  Pay           5.368%        05/23/17            750         45,594
Citibank, N.A.                USD-LIBOR BBA                  Pay           5.414%        05/25/17          1,725        110,967
Citibank, N.A.                USD-LIBOR BBA                  Pay           5.440%        05/29/17          1,175         77,837
Citibank, N.A.                USD-LIBOR BBA                  Pay           5.020%        09/11/17            450         14,015
Citibank, N.A.                USD-LIBOR BBA              Receive           5.288%        09/28/17            550        (29,828)
Goldman Sachs
   Capital
   Markets, L.P.              USD-LIBOR BBA                  Pay           5.341%        05/24/17            900         52,773
JP Morgan
   Chase Bank, Co.            USD-LIBOR BBA                  Pay           4.968%        11/06/17         40,000      1,159,265
JP Morgan
   Chase Bank, Co.            USD-LIBOR BBA                  Pay           5.088%        09/11/17          1,100         40,345
JP Morgan
   Chase Bank, Co.            USD-LIBOR BBA                  Pay           5.164%        09/20/17            500         21,581
JP Morgan
   Chase Bank, Co.            USD-LIBOR BBA                  Pay           5.253%        10/11/17            600         30,705
JP Morgan
   Chase Bank, Co.            USD-LIBOR BBA                  Pay           5.340%        05/24/17            900         52,809
JP Morgan
  Chase Bank, Co.             USD-LIBOR BBA                  Pay           5.371%        05/23/17            750         45,767
JP Morgan
    Chase Bank, Co.           USD-LIBOR BBA                  Pay           5.448%        05/29/17          1,175         78,566
JP Morgan
     Chase Bank, Co.          USD-LIBOR BBA              Receive           5.233%        09/27/17            500        (24,885)
JP Morgan
     Chase Bank, Co.          USD-LIBOR BBA              Receive           5.300%        09/28/17            550        (30,334)
                                                                                                                      ---------
TOTAL INTEREST RATE SWAPS                                                                                             1,688,739
                                                                                                                     ----------
TOTAL SWAP AGREEMENTS                                                                                                $1,690,180
                                                                                                                     ==========

Item 2. Controls and Procedures.

(a) The Fund's principal executive officer and principal financial officer have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the Fund's internal control over financial reporting that occurred during the registrant's fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund's internal control over financial reporting.

Item 3. Exhibits.

(a) A certification for the Principal Executive Officer of the registrant is attached hereto as part of EX-99.cert.

(b) A certification for the Principal Financial Officer of the registrant is attached hereto as part of EX-99.cert.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Van Kampen Trust


By: /s/ Ronald E. Robison
    ---------------------------------
Name: Ronald E. Robison
Title: Principal Executive Officer
Date: January 17, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ Ronald E. Robison
    ---------------------------------
Name: Ronald E. Robison
Title: Principal Executive Officer
Date: January 17, 2008


By: /s/ Stuart N. Schuldt
    ---------------------------------
Name: Stuart N. Schuldt
Title: Principal Financial Officer
Date: January 17, 2008